Contracts with Customers - Performance obligation expected timing of satisfaction (Details) $ in Millions	Jun. 30, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 522.8
Performance obligation, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Dayrate Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 473.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Other Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	49.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 264.0
Performance obligation, period	2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Dayrate Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 228.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Other Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	36.0
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 136.9
Performance obligation, period	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Dayrate Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 122.7
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Other Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	14.2
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 138.8
Performance obligation, period
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Dayrate Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 125.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Other Revenue
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation, amount	$ 13.0